================================================================================

DEAR PARTICIPATION HOLDERS:

     We are pleased to report the payment of $0.12 per participation from dividend income for the six-month period ended June 30, 1998. In addition we are able to report distributions per participation of $0.26 from realized security gains and $0.17 from return of capital. The Trust appreciated by 11.58% for the period compared with a rise of 12.11% for the average growth and income Fund as reported by Lipper Analytical Services, Inc. and a rise of 14.1% for the unmanaged Dow Jones Industrial Average with dividends reinvested. The realized security gains and return of capital component are primarily attributable to the sale of shares received as a result of a stock split for Lucent Technologies, Inc.

     The returns came despite a background of collapsing Asian economies and the resultant heightened concern for U.S. corporate earnings growth. That the stock market has done as well as it has in the face of virtually flat corporate earnings says much about the other positive forces underpinning stock prices. These include low inflation and interest rates, liquidity and strong inflows into equity mutual funds.

     The Trust was most affected during the period by weakness in the energy sector due to decade low oil prices and underperformance by its holdings in railroads. As we move into the second half of 1998, we expect oil prices to firm up as the impact of production cuts and greater demand for oil begins to take hold. Also the Trust's holdings in railroads continues to underperform as Union Pacific Corporation seeks to end one of the worst railroad traffic jams in U.S. history. The problems began last year when Union Pacific absorbed its former competition Southern Pacific Railroad. We expect the gridlock in the rail system to improve in the second half of 1998. This will be good news for Burlington Northern Santa Fe as well.

     On June 1, 1998 the Trust Indenture was amended to eliminate the requirement to sell shares received by the Trust as the result of a "Stock Split." Previously, such shares were sold and the proceeds distributed to Participation Holders as a cash dividend. By not selling these shares, the Trust is able to maintain the same capital weighting in the security and effectively eliminate capital gains distributions attributable to the splits. The Trust which has a buy and hold investment strategy will become even more tax efficient. This represents a substantial benefit to investors.

     The U.S. economy is demonstrating tremendous resilience. With strong growth continuing despite the recession in Asia, rising wages and a very tight labor market, the Federal Reserve could see the need to raise interest rates later in the year.


                          Sincerely,

[GRAPHIC OMITTED]                           [GRAPHIC OMITTED]
LAWRENCE KANTOR                             ROBERT M. DEMICHELE
Portfolio Manager                           Chairman of the Board
July, 1998                                  LEXINGTON MANAGEMENT CORPORATION
                                            July, 1998

* 17.65%, 19.42% and 16.84% are the one, five and ten year average annual standard total returns, respectively, for the period ended June 30, 1998. Investment return and principal value of an investment will fluctuate so that an investor's participations, when redeemed, may be worth more or less at their original cost. Total return represents past performance.

================================================================================

[GRAPHIC OMITTED]



--------------------------------------------------------------------------------






                   IF YOU HAD INVESTED $10,000 571|M/2 YEARS AGO. . . [GRAPHIC OMITTED]
                   ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
                   WITH INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS REINVESTED

The table on the following page covers the period from March 16, 1941 to June 30, 1998. This period was one of generally rising common stock prices. The results shown should not be considered as a representation of the dividends and other distributions which may be realized from an investment made in the Trust today. A program of the type illustrated does not assure a profit or protect against depreciation in declining markets.

Long-term investments in industry, such as Lexington Corporate Leaders Trust Fund, tend to move with the basic inflationary trend and offer your dollars an opportunity to grow.

LEXINGTON CORPORATE LEADERS TRUST FUND
================================================================================
The cumulative cost figure represents the initial investment of $10,000 plus the cumulative amount of dividends reinvested. Dividends and other distributions were assumed to have been reinvested in additional participations at the reinvestment price. The value of participations "Initially Acquired" includes the value of additional participations created as a result of the reinvestment of that portion of the semi-annual distributions representing "A Return of Capital" (the proceeds from securities sold representing the cost of securities sold, and other principal transactions). No adjustment has been made for any income taxes payable by Holders on dividends or other distributions reinvested in additional participations.

The dollar amounts of distributions from realized gains (determined at the
Trust level) reinvested in additional participations were: 1941-None; 1942-None; 1943-None; 1944-$3; 1945-$450; 1946-None; 1947-$44; 1948-$338; 1949-None;
1950-$283; 1951-$796; 1952-$185; 1953-$10; 1954-$812; 1955-$474; 1956-$4,347;
1957-$48; 1958-$17; 1959-$3,032; 1960-$2,371; 1961-$2,118; 1962-$2,749;
1963-$735; 1964-$3,138; 1965-$9,035; 1966-$1,077; 1967-$48; 1968-$4,121;
1969-$102; 1970-$644; 1971-$1,862; 1972-$2,300; 1973-None; 1974-None;
1975-None; 1976-$5,071; 1977-$4,161; 1978-None; 1979-None; 1980-$5,182;
1981-$31,473; 1982-None; 1983-$18,602; 1984-$8,258; 1985-$39,496; 1986-$64,138;
1987-$69,182; 1988-$49,350; 1989-$99,410; 1990-$148,727; 1991-$39,773;
1992-$52,819; 1993-$46,262; 1994-$160,296; 1995-$7,696; 1996-$62,612;
1997-$664,104; 1998-83,389; Total-$1,701,140.
--------------------------------------------------------------------------------

                     VALUE OF PARTICIPATIONS

                        CUMULATIVE COST
           AMOUNT OF   OF PARTICIPATIONS      CUMULATIVE
           DIVIDENDS       PURCHASED             COST
 YEAR     REINVESTED        THROUGH           INCLUDING
 ENDED      SEMI-         REINVESTMENT        REINVESTED
DEC. 31     ANNUALLY      OF DIVIDENDS        DIVIDENDS
--------------------------------------------------------
   1941*       --               --          $    10,000
   1942        --               --               10,000
   1943     $    190       $       190           10,190
   1944          192               382           10,382
   1945          215               597           10,597
   1946          187               784           10,784
   1947          370             1,154           11,154
   1948          513             1,668           11,668
   1949          509             2,177           12,177
   1950          804             2,980           12,980
   1951        1,012             3,992           13,992
   1952        1,054             5,046           15,046
   1953        1,217             6,263           16,263
   1954        1,378             7,641           17,641
   1955        1,599             9,240           19,240
   1956        1,790            11,030           21,030
   1957        1,910            12,940           22,940
   1958        2,134            15,075           25,075
   1959        2,184            17,258           27,258
   1960        2,416            19,674           29,674
   1961        2,697            22,371           32,371
   1962        2,926            25,296           35,296
   1963        3,243            28,540           38,540
   1964        3,553            32,093           42,093
   1965        3,855            35,948           45,948
   1966        4,571            40,519           50,519
   1967        5,060            45,579           55,579
   1968        5,573            51,153           61,153
   1969        5,915            57,068           67,068
   1970        6,009            63,077           73,077
   1971        6,190            69,267           79,267
   1972        6,585            75,852           85,852
   1973        7,371            83,223           93,223
   1974        8,196            91,419          101,419
   1975        9,139           100,557          110,557
   1976        9,666           110,223          120,223
   1977       11,237           121,460          131,460
   1978       13,283           134,743          144,743
   1979       15,804           150,547          160,547
   1980       19,369           169,916          179,916
   1981       21,822           191,738          201,738
   1982       24,452           216,190          226,190
   1983       25,923           242,114          252,114
   1984       28,926           271,040          281,040
   1985       31,808           302,848          312,848
   1986       39,216           342,064          352,064
   1987       40,394           382,458          392,458
   1988       71,268           453,726          463,726
   1989       45,103           498,829          508,829
   1990       51,303           550,132          560,132
   1991       55,828           605,960          615,960
   1992       55,460           661,420          671,420
   1993       54,505           715,925          725,925
   1994       60,332           776,257          786,257
   1995       61,329           837,586          847,586
   1996       64,546           902,132          912,132
   1997       71,379           973,511          983,511
   1998       36,463         1,009,974        1,019,974


                         PURCHASED THROUGH                  PURCHASED
                         REINVESTMENT OF                     THROUGH                      NUMBER
 YEAR                   DISTRIBUTIONS FROM                 REINVESTMENT        NET          OF
 ENDED    INITIALLY       REALIZED GAINS                   OF DIVIDENDS       ASSET      PARTICI-
DEC. 31    ACQUIRED        (CUMULATIVE)        SUB-TOTAL    (CUMULATIVE)      VALUE       PATIONS
-------------------------------------------------------------------------------------------------
   1941*    $    8,799               --        $    8,799             --    $    8,799       566
   1942          9,613               --             9,613             --         9,613       584
   1943         10,809               --            10,809     $      188        10,997       601
   1944         11,983       $        3            11,986            402        12,388       620
   1945         14,709              464            15,173            682        15,855       693
   1946         13,961              430            14,391            816        15,207       716
   1947         14,639              447            15,086          1,141        16,227       824
   1948         14,840              718            15,558          1,480        17,038       989
   1949         17,113              701            17,814          1,968        19,782     1,176
   1950         19,871              994            20,865          2,779        23,644     1,392
   1951         21,659            1,756            23,415          3,674        27,089     1,652
   1952         24,356            2,016            26,372          4,901        31,273     1,845
   1953         24,849            2,030            26,879          6,149        33,028     1,945
   1954         33,779            3,476            37,255          9,475        46,730     2,117
   1955         39,164            4,398            43,562         12,349        55,911     2,243
   1956         38,511            7,051            45,562         10,475        56,037     3,123
   1957         36,268            6,574            42,842         11,496        54,338     3,269
   1958         48,925            8,778            57,703         17,710        75,413     3,406
   1959         55,426           11,821            67,247         19,992        87,239     3,906
   1960         55,782           12,653            68,435         19,772        88,207     4,562
   1961         67,126           16,993            84,119         25,757       109,876     4,881
   1962         62,396           17,033            79,429         24,446       103,875     5,541
   1963         71,467           19,863            91,330         30,711       122,041     5,803
   1964         83,001           24,049           107,050         35,865       142,915     6,452
   1965         92,523           30,246           122,769         35,623       158,392     8,066
   1966         74,713           24,491            99,204         31,774       130,978     8,606
   1967         83,121           27,090           110,211         40,165       150,376     8,948
   1968         89,160           32,157           121,317         46,879       168,196     9,710
   1969         75,017           26,979           101,996         44,536       146,532    10,115
   1970         82,621           28,564           111,185         52,500       163,685    10,957
   1971         93,454           32,126           125,580         61,694       187,274    11,856
   1972        108,913           38,484           147,397         75,949       223,346    12,605
   1973         93,151           32,729           125,880         71,868       197,748    13,123
   1974         68,448           22,864            91,312         57,376       148,688    14,124
   1975         91,498           30,474           121,972         85,413       207,385    14,781
   1976        115,461           37,963           153,424        101,306       254,730    16,914
   1977        108,466           35,919           144,385         96,397       240,782    18,898
   1978        110,210           34,687           144,897        105,738       250,635    20,370
   1979        139,110           34,774           173,884        121,307       295,191    23,931
   1980        173,026           47,488           220,514        165,362       385,876    26,181
   1981        163,070           62,645           225,715        140,698       366,413    33,836
   1982        191,554           69,992           261,546        183,359       444,905    36,772
   1983        235,913           91,870           327,783        218,649       546,432    42,757
   1984        250,855           91,476           342,331        226,566       568,897    49,375
   1985        333,623          145,913           479,536        293,217       772,753    58,251
   1986        408,170          212,840           621,010        342,608       963,618    69,711
   1987        412,599          241,185           653,784        326,728       980,512    83,847
   1988        470,438          297,425           767,863        407,155     1,175,018    97,918
   1989        583,494          438,476         1,021,970        509,512     1,531,482   111,950
   1990        552,346          473,992         1,026,338        440,810     1,467,148   139,330
   1991        654,372          558,392         1,212,764        539,190     1,751,954   152,079
   1992        700,391          619,341         1,319,732        600,946     1,920,678   165,291
   1993        814,945          727,611         1,542,556        715,658     2,258,214   176,699
   1994        832,095          759,684         1,591,779        649,069     2,240,848   213,211
   1995      1,207,794          998,228         2,206,022        913,513     3,119,535   227,040
   1996      1,452,214        1,232,426         2,684,640      1,134,598     3,819,238   237,959
   1997      1,794,519        1,785,369         3,579,888      1,121,302     4,701,190   315,940
   1998      1,990,546        2,009,140         3,999,686      1,245,932     5,245,618   326,830

--------------------------------------------------------------------------------
*FROM MARCH 16, 1941.
NOTE--DURING 1990 ALL SALES CHARGES WERE ELIMINATED. THE ABOVE TABLE REFLECTS THE CHANGE TO A "NO LOAD" STATUS AS IF IT WERE IN EFFECT FOR THE ENTIRE PERIOD SHOWN.
THE AMOUNTS SHOWN AS DIVIDENDS FOR PERIODS AFTER OCTOBER 31, 1988 INCLUDE INTEREST INCOME FROM THE INVESTMENT OF AMOUNTS DEPOSITED IN THE DISTRIBUTIVE FUND.

================================================================================
STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1998
================================================================================

ASSETS
Investments at market quotations, common stocks
 (identified cost $381,232,898)  .......................................    $523,758,605
Cash (substantially all of which was invested
 in additional units of common stocks on July 1, 1998)   ...............      16,687,003
Receivable for investments sold  .......................................       1,447,060
Subscriptions receivable   .............................................         676,402
Receivable for accrued dividends and interest   ........................         659,938
                                                                            ------------
      Total assets   ...................................................     543,229,008
                                                                            ------------
LIABILITIES
Distribution payable ...................................................       2,021,018
Payable for participations redeemed ....................................         966,996
Accrued expenses  ......................................................         177,363
                                                                            ------------
      Total liabilities ................................................       3,165,377
                                                                            ------------
NET ASSETS
Balance applicable to 33,647,369 participations outstanding (Note 6) ...    $540,063,631
                                                                            ============
Computation of public offering price:
 Net asset value, offering and redemption price per participation
  (net assets divided by participations outstanding)  ..................    $      16.05
                                                                            ============


See Notes to Financial Statements
================================================================================

================================================================================
STATEMENT OF INVESTMENTS JUNE 30, 1998
================================================================================

                                                           NUMBER OF                          MARKET
                       SECURITIES                            SHARES           COST             VALUE
--------------------------------------------------------   ---------     -------------     ------------
CONSUMER PRODUCTS: (16.0%)
Eastman Kodak Co.   ....................................   373,500        $ 23,526,441     $ 27,288,844
Fortune Brands, Inc.   .................................   373,500          10,912,492       14,356,406
Gallaher Group PLC  ....................................   373,500           6,133,385        8,170,312
Proctor & Gamble Co.   .................................   373,500          22,788,930       34,011,844
                                                                          ------------     ------------
                                                                            63,361,248       83,827,406
                                                                          ------------     ------------
OIL INTERNATIONAL: (16.5%)
Chevron Corp. ..........................................   373,500          22,040,428       31,023,844
Exxon Corp.   ..........................................   373,500          18,191,836       26,635,219
Mobil Corp.   ..........................................   373,500          23,356,230       28,619,437
                                                                          ------------     ------------
                                                                            63,588,494       86,278,500
                                                                          ------------     ------------
CHEMICAL & FERTILIZERS: (9.1%)
DuPont (E.I.) de Nemours & Co., Inc.  ..................   373,500          18,070,184       27,872,437
Union Carbide Corp. ....................................   373,500          13,462,827       19,935,562
                                                                          ------------     ------------
                                                                            31,533,011       47,807,999
                                                                          ------------     ------------
ELECTRICAL EQUIPMENT: (6.5%)
General Electric Co.   .................................   373,500          18,765,485       33,988,500
                                                                          ------------     ------------
BROADCASTING: (2.3%)
CBS Corp. (formerly Westinghouse Electric Corp.)  ......   373,500           7,748,913       11,858,625
                                                                          ------------     ------------
RETAILING: (5.7%)
Sears, Roebuck & Co.   .................................   373,500          14,688,096       22,806,844
Venator Group, Inc. (formerly Woolworth Corp.)*   ......   373,500           7,997,455        7,143,187
                                                                          ------------     ------------
                                                                            22,685,551       29,950,031
                                                                          ------------     ------------
UTILITIES: (8.4%)
Ameren Corp. (formerly Union Electric Co.)  ............   373,500          14,221,529       14,846,625
Consolidated Edison, Inc. (formerly Consolidated  ......
Edison Co., of NY, Inc.)  ..............................   373,500          11,593,978       17,204,344
Pacific Gas & Electric Co.   ...........................   373,500           9,955,910       11,788,594
                                                                          ------------     ------------
                                                                            35,771,417       43,839,563
                                                                          ------------     ------------
RAILROADS: (8.0%)
Burlington Northern Santa Fe ...........................   260,614          21,583,260       25,589,037
Union Pacific Corp. ....................................   373,500          18,796,812       16,480,688
                                                                          ------------     ------------
                                                                            40,380,072       42,069,725
                                                                          ------------     ------------
ENERGY: (9.5%)
Columbia Energy Group  .................................   561,750          18,534,117       31,247,344
Union Pacific Resources Group, Inc.   ..................   332,267           8,093,243        5,835,439
USX Marathon Group  ....................................   373,500           9,089,724       12,815,719
                                                                          ------------     ------------
                                                                            35,717,084       49,898,502
                                                                          ------------     ------------
MISC. INDUSTRIAL: (6.5%)
Allied Signal Corp. ....................................   373,500          13,593,291       16,574,063
Praxair, Inc. ..........................................   373,500          13,239,691       17,484,469
                                                                          ------------     ------------
                                                                            26,832,982       34,058,532
                                                                          ------------     ------------
COMMUNICATIONS: (7.2%)
AT&T Corp. .............................................   373,500          14,782,558       21,336,188
Lucent Technologies, Inc. ..............................   194,760           7,603,388       16,201,597
                                                                          ------------     ------------
                                                                            22,385,946       37,537,785
                                                                          ------------     ------------
FINANCIAL: (4.3%)
Travelers Group, Inc.  .................................   373,500          12,462,695       22,643,437
                                                                          ------------     ------------
    Total Investments (100%) ...........................                  $381,232,898     $523,758,605
                                                                          ============     ============

* Non Income producing

See Notes to Financial Statements
================================================================================

================================================================================
STATEMENT OF OPERATIONS SIX MONTHS ENDED JUNE 30, 1998
================================================================================

Investment Income:
 Income:
  Dividends (Net of $45,170 tax expense) .........  $5,376,067
  Interest .......................................      84,722
                                                    ----------
   Total income   ..........................................    $ 5,460,789
Expenses:
  Sponsor's administrative fee (Note 4)  .........   1,071,844
  Professional fees ..............................      37,729
  Trustee's fee (Note 4)  ........................       5,000
  Custody fees and other services (Note 4)  ......      86,343
  Transfer agent fees  ...........................     381,203
  Printing, mailing and sundry  ..................     109,986
  Registration and filing fees  ..................      67,780
                                                    ----------
   Total expenses ..........................................      1,759,885
                                                                -----------
    Net investment income  .................................      3,700,904
                                                                -----------
Realized and Unrealized Gain on Investments:
 Net realized gain from securities transactions ............     32,185,163
 Unrealized appreciation of investments
  for the period  ..........................................     22,874,227
                                                                -----------
    Net gain on investments   ..............................     55,059,390
                                                                -----------
  Net increase in net assets from operations ...............    $58,760,294
                                                                ===========


See Notes to Financial Statements
================================================================================

================================================================================
STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                      SIX MONTHS         YEAR ENDED
                                                                    ENDED JUNE 30,      DECEMBER 31,
                                                                         1998              1997
                                                                     ------------       -------------
Income and Distributable Fund:
   Additions:
    Net investment income .......................................    $  3,700,904       $  8,592,239
    Realized gains from sale of securities,
      other than sale of stock units  ...........................       8,884,899         78,524,385
                                                                     ------------       ------------
                                                                       12,585,803         87,116,624
                                                                     ------------       ------------
   Deductions:
    Paid on account of participations redeemed ..................         379,601          3,336,384
    Semi-annual distributions (Note 3(a))
       Paid in cash .............................................       1,385,460          8,469,406
       Reinvested, below  .......................................      11,004,956         75,189,280
                                                                     ------------       ------------
                                                                       12,770,017         86,995,070
                                                                     ------------       ------------
   Net change in income and distributable fund ..................        (184,214)           121,554
                                                                     ------------       ------------
Principal Account:
   Additions:
    Payments received on sale of participations   ...............      43,291,098        180,924,862
    Semi-annual distributions reinvested, above   ...............      11,004,956         75,189,280
    Realized gains on sale of stock units   .....................      23,300,264         14,066,369
    Unrealized (appreciation) depreciation of investments  ......      22,874,227         (4,605,627)
                                                                     ------------       ------------
                                                                      100,470,545        265,574,884
                                                                     ------------       ------------
Deductions:
    Paid on account of participations redeemed ..................      85,256,400        126,965,570
    Semi-annual distributions of principal (Note 3(b))  .........         634,897          5,357,404
                                                                     ------------       ------------
                                                                       85,891,297        132,322,974
                                                                     ------------       ------------
    Net change in principal account   ...........................      14,579,248        133,251,910
                                                                     ------------       ------------
Net assets at beginning of period:
Income and distributable fund   .................................         666,787            545,233
Principal account   .............................................     525,001,810        391,749,900
                                                                     ------------       ------------
                                                                      525,668,597        392,295,133
                                                                     ------------       ------------
Net assets at end of period:
Income and distributable fund   .................................         482,573            666,787
Principal account   .............................................     539,581,058        525,001,810
                                                                     ------------       ------------
                                                                     $540,063,631       $525,668,597
                                                                     ============       ============

See Notes to Financial Statements
================================================================================

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1. NATURE OF BUSINESS AND BASIS OF PRESENTATION
     Lexington Corporate Leaders Trust Fund (the "Trust") is an unincorporated Unit Investment Trust registered as such with the Securities and Exchange Commission. The Trust commenced operations in 1941 as a series of Corporate Leaders Trust Fund which was created under a Trust Indenture dated November 18, 1935. Effective June 1, 1998 the amended and restated trust indenture of Lexington Corporate Leaders Trust Fund was further amended to require that shares of common stock received by the Trust as a result of stock splits be retained as assets of the trust fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
     (a) Valuation of securities-Investments are stated at value based on the last sale price on the principal exchange on which the security is traded prior to the time the Trust's assets are valued. Investments for which no sale is reported, or which are traded over-the-counter, are valued at the mean between bid and asked prices. Short term securities with 60 days or less to maturity are valued at amortized cost.
     (b) Income taxes-No provision for Federal income taxes is made since the Trust, under applicable provisions of the Internal Revenue Code, is a Grantor Trust and all its income is taxable to the Holders of participations.
     (c) Other-Investment transactions are recorded on the trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.
     (d) Accounting estimates-The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

NOTE 3. DISTRIBUTIONS
     (a) During the six months ended June 30, 1998 the distributions from net investment income were $0.11541 per participation and, from realized gains, were $0.26394 per participation.
     (b) The amount shown does not reflect the reinvestment, if any, of that portion from the sale of securities (other than stock units) representing the cost of the securities sold which is distributed and then reinvested in additional participations. In addition, any gain on the sale of stock units to provide funds for the redemption of participations is non-distributable and remains a part of the principal account. During the six months ended June 30, 1998, the distributions from return of capital were $0.17385 per participation.

NOTE 4. TRUSTEE AND SPONSOR FEES
     State Street Bank and Trust Company (the "Trustee") receives an annual Trustee fee, as well as fees for acting as custodian and for providing portfolio accounting and record keeping services, which aggregated $91,343 for the six months ended June 30, 1998. The Trust pays an administrative fee to Lexington Management Corporation (Sponsor) equal, on an annual basis, to 0.40% of the average daily net assets of the Trust.

NOTE 5. INVESTMENT TRANSACTIONS
     During the six months ended June 30, 1998, the cost of purchases and proceeds of sales of investment securities, other than short-term obligations, were $51,160,345 and $57,492,373, respectively.
     The cost of investment securities as well as realized security gains and losses are based on the identified cost basis. The cost of investments for Federal income taxes is the same as that reported in the Trust's financial statements.
     As of June 30, 1998, net unrealized appreciation of portfolio securities was $142,525,707, comprised of unrealized appreciation of $147,953,903 and unrealized depreciation of $5,428,196.

NOTE 6. SOURCE OF NET ASSETS
     As of June 30, 1998, the Trust's net assets were comprised of the following amounts:

Net amounts paid in and reinvested by Holders net of terminations and return of capital      $316,971,211
  payments
Cumulative amount of non-distributable realized gains retained in Principal Account ......     80,084,140
Unrealized appreciation in value of securities  ..........................................    142,525,707
                                                                                             ------------
  Principal account  .....................................................................    539,581,058
  Income and distributable fund  .........................................................        482,573
                                                                                             ------------
   Total net assets  .....................................................................   $540,063,631
                                                                                             ============

================================================================================

================================================================================
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

NOTE 7. PARTICIPATIONS ISSUED AND REDEEMED

     During the periods indicated, participations were issued and redeemed as follows:



                                                                      NUMBER OF PARTICIPATIONS
                                                                ------------------------------------
                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                    JUNE 30,          DECEMBER 31,
                                                                      1998                1997
                                                                ----------------     ---------------
Issued on payments from Holders   ...........................        2,750,534         10,808,038
Issued on reinvestment of dividends and distributions  ......        1,000,521          7,968,673
Redeemed  ...................................................       (5,434,864)        (7,892,774)
                                                                    ----------         ----------
  Net increase  .............................................       (1,683,809)        10,883,937
                                                                    ==========         ==========

NOTE 8. SELECTED FINANCIAL INFORMATION


                                                  SIX MONTHS                         YEARS ENDED DECEMBER 31,
                                                    ENDED       ---------------------------------------------------------------
SELECTED DATA PER PARTICIPATION                   JUNE 30,
OUTSTANDING THROUGHOUT THE PERIOD:                  1998          1997          1996         1995         1994           1993
----------------------------------------------   ----------     --------     ---------    ---------     ---------     ---------
Net asset value, beginning of period .........     $  14.88     $  16.05      $  13.74     $  10.51      $  12.78      $  11.62
                                                   --------     --------      --------     --------      --------      --------
Income from investment operations:
 Net investment income   .....................         0.11         0.27          0.28         0.28          0.31          0.33
 Net realized and unrealized gain
  (loss) on investments  .....................         1.63         3.45          2.79         3.82         (0.45)         1.71
                                                   --------     --------      --------     --------      --------      --------
Total from investment operations  ............         1.74         3.72          3.07         4.10         (0.14)         2.04
                                                   --------     --------      --------     --------      --------      --------
Less distributions:
 Dividends from net investment income   ......        (0.12)       (0.28)        (0.28)       (0.28)        (0.32)        (0.33)
 Distributions from net realized gains  ......        (0.26)       (2.60)        (0.28)       (0.03)        (0.90)        (0.28)
 Distributions from income and realized gains
  included in terminations  ..................        (0.01)       (0.11)        (0.02)       (0.02)        (0.01)           --
Distributions from capital  ..................        (0.18)       (1.90)        (0.18)       (0.54)        (0.90)        (0.27)
                                                   --------     --------      --------     --------      --------      --------
  Total distributions ........................        (0.57)       (4.89)        (0.76)       (0.87)        (2.13)        (0.88)
                                                   --------     --------      --------     --------      --------      --------
Change in net asset value for the period   ...         1.17        (1.17)         2.31         3.23         (2.27)         1.16
                                                   --------     --------      --------     --------      --------      --------
Net asset value at end of period  ............     $  16.05     $  14.88      $  16.05     $  13.74      $  10.51      $  12.78
                                                   ========     ========      ========     ========      ========      ========
Total return .................................      23.35%*       23.09%        22.43%       39.21%        (0.77%)       17.57%
Ratios/Supplemental Data:
 Net Assets, end of period (000)  ............     $540,064     $525,669      $392,295     $256,467      $156,286      $147,181
Ratios to average net asset of:
 Expenses ....................................       0.66%*        0.62%         0.63%        0.58%         0.62%         0.57%
 Net investment income   .....................       1.39%*        1.76%         2.05%        2.57%         2.84%         2.78%


*annualized

================================================================================

================================================================================
INDEPENDENT AUDITOR'S REPORT
================================================================================

To the Participation Holders of
Lexington Corporate Leaders Trust Fund

     We have audited the accompanying statement of assets and liabilities, including the statement of investments of Lexington Corporate Leaders Trust Fund as of June 30, 1998, and the related statements of operations, changes in net assets and the selected financial information for the periods indicated in the accompanying financial statements. These financial statements and selected financial information are the responsibility of the management of the Trust. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with State Street Bank and Trust Company, Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of Lexington Corporate Leaders Trust Fund as of June 30, 1998, and the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.


                                        [GRAPHIC OMITTED]


New York, New York
July 10, 1998




================================================================================

LEXINGTON
INVESTOR SERVICES
--------------------------------------
AS A LEXINGTON SHAREHOLDER, YOU SHOULD BE AWARE OF THE MANY SERVICES AVAILABLE TO YOU.


NO LOAD -- The Lexington Funds are no load funds. That is, investments and redemptions are made without any sales charges, commissions or redemption fees.*

                                   --------

FREE TELEPHONE EXCHANGE -- Investments in the Lexington Funds may be exchanged for shares of a different Lexington Fund at any time.

                                   --------

CHECK WRITING PRIVILEGES -- Lexington Money Market Trust permits investors immediate access to their funds with check writing for withdrawals from their account.

                                   --------

TAX SHELTERED PLANS -- IRA, Keogh, Pension, and Profit Sharing Prototype Plans are available to qualified individuals. These plans offer investment flexibility through the Share Exchange Service, simplified record keeping, convenience and investment supervision.

                                   --------

CUSTODIAL ACCOUNTS FOR MINORS -- Investments may be made on behalf of minors under the Uniform Gifts to Minors Act currently in effect in all states.

                                   --------

SYSTEMATIC WITHDRAWAL PLAN -- An investor may elect to receive a fixed amount from his or her account each month or quarter, subject to certain minimums.

                                   --------

COMPLETE RECORD KEEPING -- A statement is provided for every transaction in addition to a year-end statement with tax information.

THE LEXINGTON GROUP OF
NO LOAD INVESTMENT COMPANIES

LEXINGTON WORLDWIDE EMERGING MARKETS FUND, INC.--Seeks long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in, emerging countries and emerging markets.

LEXINGTON GLOBAL CORPORATE LEADERS FUND, INC.--Seeks long-term growth of capital primarily through investment in common stocks of companies domiciled in foreign countries and the United States.

LEXINGTON INTERNATIONAL FUND, INC.--Seeks long-term growth of capital through investment in companies domiciled in foreign countries.

LEXINGTON TROIKA DIALOG RUSSIA FUND, INC.--Seeks long-term capital appreciation through investments primarily in the equity securities of Russian companies.

LEXINGTON CROSBY SMALL CAP ASIA GROWTH FUND, INC.--Seeks long-term capital appreciation through investment in companies domiciled in the Asia Region with a market capitalization of less than $1 billion.

LEXINGTON  RAMIREZ  GLOBAL  INCOME FUND--Seeks  high  current  income.   Capital
appreciation is a secondary objective. The Fund invests in a combination of foreign and domestic high-yield, lower rated debt securities.

LEXINGTON GOLDFUND, INC.--Seeks capital appreciation through investment in gold bullion and shares of gold mining companies.

LEXINGTON GROWTH AND INCOME FUND, INC.--Seeks capital appreciation over the long-term through investments in the stocks of large, ably managed and well financed companies.

LEXINGTON CORPORATE LEADERS TRUST FUND--Seeks capital growth and reasonable income through investment in an equal number of shares of an established list of American blue chip corporations.

LEXINGTON SMALLCAP FUND, INC.--Seeks long-term capital appreciation through investment in common stocks of companies domiciled in the United States with a market capitalization of less than $1 billion.

LEXINGTON CONVERTIBLE SECURITIES FUND--Seeks total return by providing capital appreciation, current income and conservation of capital through investments in a diversified portfolio of securities convertible into shares of common stock.

LEXINGTON GNMA INCOME FUND, INC.--Seeks to achieve a high level of current income, consistent with liquidity and safety of principal, through investment primarily in mortgage-backed GNMA ("Ginnie Mae") certificates that are guaranteed as to the timely payment of principal and interest by the United States Government.

LEXINGTON MONEY MARKET TRUST--Seeks a high level of current income consistent with preservation of capital and liquidity through investments in interest bearing short-term money market instruments.

For more complete information about any of the Lexington Funds and a prospectus which includes management fee and expenses call the distributor toll-free at 1-800-526-0056. Read the prospectus carefully before you invest or send money.

*Redemptions on shares of Lexington Troika Dialog Russia Fund, Inc. held less than 365 days are subject to a redemption fee of 2% of the redemption proceeds.

TRUSTEE
-------------------------------------------------------------------
STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, Massachusetts 02110


AUDITORS
-------------------------------------------------------------------
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, New York 10017


SPONSOR
-------------------------------------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663


TRANSFER AGENT
-------------------------------------------------------------------
STATE STREET BANK AND TRUST COMPANY
c/o National Financial Data Services
City Center Square
P.O. Box 419648
Kansas City, Missouri 64141-6648


        -------------------------------------------------

           ALL SHAREHOLDER REQUESTS FOR SERVICES OF
           ANY KIND SHOULD BE SENT TO:

           TRANSFER AGENT
          -----------------------------------------------
           STATE STREET BANK AND
           TRUST COMPANY
           c/o National Financial Data Services
           1004 Baltimore
           Kansas City, MIssouri 64105

           OR CALL TOLL FREE:
           SERVICE AND SALES: 1-800-526-0056
           24 HOUR ACCOUNT INFORMATION:
           1-800-526-0052

        -------------------------------------------------





-------------------------------------------------------------------
(800) 526-0052


                                   "LEXLINE"
                   24 hour toll-free telephone access to your
                             Lexington Fund account
                 Price/Yield o Account Balances  o Exchanges o
                      Last Transactions o Total Return  o
                              Duplicate Statements


-------------------------------------------------------------------
  THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF THE PARTICIPATION HOLDERS OF LEXINGTON CORPORATE LEADERS TRUST FUND AND IS AUTHORIZED FOR DISTRIBUTION TO THE PUBLIC ONLY IF IT IS ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE PROSPECTUS WHICH SETS FORTH EXPENSES AND OTHER MATERIAL INFORMATION.


                             -----------------------
                                    LEXINGTON
                             -----------------------

                                [GRAPHIC OMITTED]
                                    LEXINGTON
                                    CORPORATE
                                     LEADERS
                                      TRUST
                                      FUND
                        --------------------------------

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998

                              The Lexington Group
                                       of
                              Investment Companies